DWS Core Fixed Income Fund

Class/Ticker	A	SFXAX	B	SFXBX	C	SFXCX	R	SFXRX	INST	MFINX	S	SFXSX

Investment Objective

The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).

SHAREHOLDER FEES (paid directly from your investment)

Shareholder Fees - DWS Core Fixed Income Fund DWS Core Fixed Income Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	4.50%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses - DWS Core Fixed Income Fund DWS Core Fixed Income Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution/service (12b-1) fees	0.24%	0.99%	0.99%	0.50%	none	none
Other expenses	0.43%	0.38%	0.33%	0.23%	0.30%	0.40%
Total annual fund operating expenses	1.07%	1.77%	1.72%	1.13%	0.70%	0.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DWS Core Fixed Income Fund DWS Core Fixed Income Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1	554	580	275	115	72	82
3	775	857	542	359	224	255
5	1,014	1,159	933	622	390	444
10	1,697	1,730	2,030	1,375	871	990

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - DWS Core Fixed Income Fund DWS Core Fixed Income Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1	554	180	175	115	72	82
3	775	557	542	359	224	255
5	1,014	959	933	622	390	444
10	1,697	1,730	2,030	1,375	871	990

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2010: 293%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. Fixed income securities include, but are not limited to, debt securities of the US Treasury, as well as US government agencies and instrumentalities, corporate debt securities, inflation-indexed bonds, mortgage-backed and asset-backed securities, US government agency mortgage-backed to-be-announced (TBAs) instruments, taxable municipal and tax-exempt municipal bonds and Rule 144A securities.

The fund invests primarily in investment-grade debt securities (securities rated within the top four long-term credit rating categories). The fund may purchase or sell securities or instruments on a when-issued, delayed delivery or forward commitment basis (e.g., TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. The fund may also invest up to 25% of total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of total assets in cash or money market instruments, either to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase.

Management process. In seeking to achieve the fund's investment objective, portfolio management focuses on four key components:

  A balanced "top-down" and "bottom-up" security selection approach based on the decisions of senior sector specialists;

  An active rotation of the sectors represented in the Barclay's Capital U.S. Aggregate Bond Index by a specialized sector rotation team;

  Active management of interest rate risk by a specialized team; and

  Portfolio construction techniques that seek to enhance returns and manage risks by identifying inefficiencies in market-based indices.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative, for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes).

The fund may also use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Forward Commitment Risk. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charges of the relevant share class.

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 4.88%, Q3 2001 Worst Quarter: -8.48%, Q4 2008

Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)

These returns include sales charges, if any. After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Average Annual Total Returns - DWS Core Fixed Income Fund DWS Core Fixed Income Fund	CLASS INCEPTION	1 YEAR	5 YEARS	10 YEARS
Class A	Jun 28, 2002	1.91%	0.44%	3.11%
Class B	Jun 28, 2002	2.80%	0.44%	3.12%
Class C	Jun 28, 2002	5.92%	0.63%	2.81%
INST Class	Sep 18, 1992	7.00%	1.64%	3.85%
INST Class After tax on distributions		5.83%	0.04%	2.03%
INST Class After tax on distributions and sale of fund shares		4.47%	0.46%	2.22%
Class R	Oct 1, 2003	6.46%	1.16%	3.35%
Class S	Feb 1, 2005	6.77%	1.57%	3.72%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
DWS Core Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
1	rr_ExpenseExampleYear01	554
3	rr_ExpenseExampleYear03	775
5	rr_ExpenseExampleYear05	1,014
10	rr_ExpenseExampleYear10	1,697
1	rr_ExpenseExampleNoRedemptionYear01	554
3	rr_ExpenseExampleNoRedemptionYear03	775
5	rr_ExpenseExampleNoRedemptionYear05	1,014
10	rr_ExpenseExampleNoRedemptionYear10	1,697
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
1 YEAR	rr_AverageAnnualReturnYear01	1.91%
5 YEARS	rr_AverageAnnualReturnYear05	0.44%
10 YEARS	rr_AverageAnnualReturnYear10	3.11%
DWS Core Fixed Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
1	rr_ExpenseExampleYear01	580
3	rr_ExpenseExampleYear03	857
5	rr_ExpenseExampleYear05	1,159
10	rr_ExpenseExampleYear10	1,730
1	rr_ExpenseExampleNoRedemptionYear01	180
3	rr_ExpenseExampleNoRedemptionYear03	557
5	rr_ExpenseExampleNoRedemptionYear05	959
10	rr_ExpenseExampleNoRedemptionYear10	1,730
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
1 YEAR	rr_AverageAnnualReturnYear01	2.80%
5 YEARS	rr_AverageAnnualReturnYear05	0.44%
10 YEARS	rr_AverageAnnualReturnYear10	3.12%
DWS Core Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
1	rr_ExpenseExampleYear01	275
3	rr_ExpenseExampleYear03	542
5	rr_ExpenseExampleYear05	933
10	rr_ExpenseExampleYear10	2,030
1	rr_ExpenseExampleNoRedemptionYear01	175
3	rr_ExpenseExampleNoRedemptionYear03	542
5	rr_ExpenseExampleNoRedemptionYear05	933
10	rr_ExpenseExampleNoRedemptionYear10	2,030
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
1 YEAR	rr_AverageAnnualReturnYear01	5.92%
5 YEARS	rr_AverageAnnualReturnYear05	0.63%
10 YEARS	rr_AverageAnnualReturnYear10	2.81%
DWS Core Fixed Income Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
1	rr_ExpenseExampleYear01	72
3	rr_ExpenseExampleYear03	224
5	rr_ExpenseExampleYear05	390
10	rr_ExpenseExampleYear10	871
1	rr_ExpenseExampleNoRedemptionYear01	72
3	rr_ExpenseExampleNoRedemptionYear03	224
5	rr_ExpenseExampleNoRedemptionYear05	390
10	rr_ExpenseExampleNoRedemptionYear10	871
Annual Return 2001	rr_AnnualReturn2001	9.33%
Annual Return 2002	rr_AnnualReturn2002	9.22%
Annual Return 2003	rr_AnnualReturn2003	4.41%
Annual Return 2004	rr_AnnualReturn2004	5.20%
Annual Return 2005	rr_AnnualReturn2005	2.54%
Annual Return 2006	rr_AnnualReturn2006	4.31%
Annual Return 2007	rr_AnnualReturn2007	5.18%
Annual Return 2008	rr_AnnualReturn2008	(14.09%)
Annual Return 2009	rr_AnnualReturn2009	7.57%
Annual Return 2010	rr_AnnualReturn2010	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.48%)
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Sep 18, 1992
1 YEAR	rr_AverageAnnualReturnYear01	7.00%
5 YEARS	rr_AverageAnnualReturnYear05	1.64%
10 YEARS	rr_AverageAnnualReturnYear10	3.85%
DWS Core Fixed Income Fund | INST Class | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.83%
5 YEARS	rr_AverageAnnualReturnYear05	0.04%
10 YEARS	rr_AverageAnnualReturnYear10	2.03%
DWS Core Fixed Income Fund | INST Class | After tax on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.47%
5 YEARS	rr_AverageAnnualReturnYear05	0.46%
10 YEARS	rr_AverageAnnualReturnYear10	2.22%
DWS Core Fixed Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
1	rr_ExpenseExampleYear01	115
3	rr_ExpenseExampleYear03	359
5	rr_ExpenseExampleYear05	622
10	rr_ExpenseExampleYear10	1,375
1	rr_ExpenseExampleNoRedemptionYear01	115
3	rr_ExpenseExampleNoRedemptionYear03	359
5	rr_ExpenseExampleNoRedemptionYear05	622
10	rr_ExpenseExampleNoRedemptionYear10	1,375
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
1 YEAR	rr_AverageAnnualReturnYear01	6.46%
5 YEARS	rr_AverageAnnualReturnYear05	1.16%
10 YEARS	rr_AverageAnnualReturnYear10	3.35%
DWS Core Fixed Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
1	rr_ExpenseExampleYear01	82
3	rr_ExpenseExampleYear03	255
5	rr_ExpenseExampleYear05	444
10	rr_ExpenseExampleYear10	990
1	rr_ExpenseExampleNoRedemptionYear01	82
3	rr_ExpenseExampleNoRedemptionYear03	255
5	rr_ExpenseExampleNoRedemptionYear05	444
10	rr_ExpenseExampleNoRedemptionYear10	990
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
1 YEAR	rr_AverageAnnualReturnYear01	6.77%
5 YEARS	rr_AverageAnnualReturnYear05	1.57%
10 YEARS	rr_AverageAnnualReturnYear10	3.72%
DWS Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

DWS Core Fixed Income Fund

Class/Ticker	A	SFXAX	B	SFXBX	C	SFXCX	R	SFXRX	INST	MFINX	S	SFXSX

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES (paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

PORTFOLIO TURNOVER

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2010: 293%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	293.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. Fixed income securities include, but are not limited to, debt securities of the US Treasury, as well as US government agencies and instrumentalities, corporate debt securities, inflation-indexed bonds, mortgage-backed and asset-backed securities, US government agency mortgage-backed to-be-announced (TBAs) instruments, taxable municipal and tax-exempt municipal bonds and Rule 144A securities.

The fund invests primarily in investment-grade debt securities (securities rated within the top four long-term credit rating categories). The fund may purchase or sell securities or instruments on a when-issued, delayed delivery or forward commitment basis (e.g., TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. The fund may also invest up to 25% of total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of total assets in cash or money market instruments, either to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase.

Management process. In seeking to achieve the fund's investment objective, portfolio management focuses on four key components:

  A balanced "top-down" and "bottom-up" security selection approach based on the decisions of senior sector specialists;

  An active rotation of the sectors represented in the Barclay's Capital U.S. Aggregate Bond Index by a specialized sector rotation team;

  Active management of interest rate risk by a specialized team; and

  Portfolio construction techniques that seek to enhance returns and manage risks by identifying inefficiencies in market-based indices.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative, for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes).

The fund may also use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Forward Commitment Risk. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charges of the relevant share class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.88%, Q3 2001 Worst Quarter: -8.48%, Q4 2008
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns include sales charges, if any.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

These returns include sales charges, if any. After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

DWS Core Fixed Income Fund | Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
10 YEARS	rr_AverageAnnualReturnYear10	5.84%